Business segment information	6 Months Ended
Sep. 30, 2023
Business segment information
20. Business segment information
The MHFG Group consists of the following five
in-house
companies which are categorized based on a customer segment: the Retail & Business Banking Company (“RBC”), the Corporate & Investment Banking Company (“CIBC”), the Global Corporate & Investment Banking Company (“GCIBC”), the Global Markets Company (“GMC”), and the Asset Management Company (“AMC”). These customer segments are regarded as operating segments and constitute reportable segments.
The services that each
in-house
company is in charge of are as follows.
RBC
This company provides financial services for individual customers, small and medium-sized
enterprises and middle market firms in Japan.
CIBC
This company provides financial services for large corporations, financial institutions and public corporations in Japan.
GCIBC
This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese
corporate customers.
GMC
This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.
AMC
This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.
The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of all business segments’ “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP, and the total amount of all business segments’ “Fixed assets” with the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets reported under U.S. GAAP. “Fixed assets” pertaining to MHBK, MHTB, and MHSC have been allocated to each segment.
Effective as of April 1, 2023, MHFG partially restructured its in-house
company system. CIBC was newly established by the integration of the Corporate & Institutional Company and the investment banking functions of the Global Products Unit. With the establishment of CIBC, the Global Corporate Company changed its name to GCIBC. Following such partial restructuring of our in-house company system and the associated changes in allocation method for transactions between each segment and “Others” (as such term is used in the tables, including the notes thereto) made in April 2023, reclassification was made regarding the figures for the six months ended September 30, 2022.

	MHFG (Consolidated)
Six months ended September 30, 2022 (1)	RBC	CIBC	GCIBC	GMC	AMC	Others (6)	Total

	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	326.8	238.7	296.3	229.2	27.6	43.7	1,162.4
General and administrative expenses (3)	299.0	99.4	145.7	123.9	17.0	36.6	721.9
Equity in earnings (losses) of equity method investees—net	(0.8)	3.6	10.3	—	—	1.3	14.4
Amortization of goodwill and others	1.0	—	0.1	0.3	3.4	0.5	5.5

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	25.8	142.8	160.7	104.9	7.2	7.8	449.4

Fixed assets (5)	499.9	154.8	170.8	85.4	—	814.8	1,726.0

	MHFG (Consolidated)
Six months ended September 30, 2023 (1)	RBC	CIBC	GCIBC	GMC	AMC	Others (6)	Total

	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	347.9	261.6	313.0	279.3	27.5	101.6	1,331.2
General and administrative expenses (3)	308.5	103.9	164.5	149.8	17.1	52.1	796.1
Equity in earnings (losses) of equity method investees—net	5.7	3.8	12.2	—	(0.8)	2.5	23.5
Amortization of goodwill and others	—	—	0.4	—	3.2	0.5	4.2

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	45.1	161.6	160.2	129.4	6.3	51.4	554.3

Fixed assets (5)	498.3	152.3	188.9	87.0	—	781.9	1,708.6

Notes:
(1)
Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.

(2)
“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the six months ended September 30, 2022 and 2023, net gains (losses) related to ETFs and others amounted to ¥8.7 billion and ¥18.3 billion, respectively, of which ¥7.5 billion and ¥17.2 billion are included in GMC, respectively.

(3)	“General and administrative expenses” excludes non-allocated gains (losses), net.
(4)
Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated
gains (losses), net) plus equity in earnings (losses) of equity method investees-net
less amortization of goodwill and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.

(5)
“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net;
Goodwill; Intangible assets; and
right-of-use
assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.

(6)	“Others” includes the following items:
•	profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation;
•	consolidating adjustments, including elimination of internal transaction between each segment;
•	equity in earnings (losses) of equity method investees-net that are not subject to allocation; and
•	profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.

Reconciliation
As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits (losses), to the corresponding items in the accompanying consolidated statements of income. A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” for the six months ended September 30, 2022 and 2023 presented above to income (loss) before income tax expense (benefit) shown on the consolidated statements of income and a reconciliation of “Fixed assets” at September 30, 2022 and 2023 to the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets are as follows:

	Six months ended September 30,
	2022	2023

	(in billions of yen)

Net business profits (losses) + Net gains (losses) related to ETFs and others	449.4	554.3

Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	21.1	17.4
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(55.4)	(10.2)
Gains on reversal of reserves for possible losses on loans, and others	4.9	(0.7)
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	29.7	16.2
Net extraordinary gains (losses)	5.8	22.2
Others	(10.5)	(2.9)

Income before income tax expense under Japanese GAAP	445.1	596.3
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	1.8	76.0
Investments	(842.1)	(28.1)
Loans	(14.0)	5.0
Allowances for credit losses	11.2	(3.3)
Premises and equipment	(43.0)	(25.6)
Land revaluation	1.4	3.2
Business combinations	(5.1)	2.0
Pension liabilities	(26.3)	(21.5)
Consolidation of variable interest entities	(53.6)	44.8
Foreign currency translation	(37.4)	(58.3)
Others	(0.6)	0.4

Income (loss) before income tax expense (benefit) under U.S. GAAP	(562.6)	590.8

	As of September 30,
	2022	2023

	(in billions of yen)

Fixed assets	1,726.0	1,708.6

U.S. GAAP adjustments (Note)	651.9	627.3

Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets	2,377.9	2,335.9

Note:
The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use
assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.